Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Accounts Receivable [Abstract]
Accounts receivable	$ 1,512,055
Less: Allowance for doubtful accounts
Accounts receivable, net	1,512,055
Long Term Receivables	2,209,050
Total	$ 2,209,050